GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of total revenues attributed to geographic areas

The following table presents the total revenues for the years ended December 31, 2020, 2019 and 2018, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2020	2019	2018

North America (mainly U.S.)	$272,220	$195,903	$197,440
Europe	49,222	50,669	46,858
Other	6,621	14,878	8,547

	$328,063	$261,450	$252,845

Schedule of property and equipment attributed to geographic areas

The following table presents the locations of the Company’s long-lived assets as of December 31, 2020 and 2019:

	December 31,
	2020	2019

Israel	$11,343	$15,816
U.S.	10,157	11,987
Europe	5,536	5,544

	$27,036	$33,347